As filed with the U.S. Securities and Exchange Commission on February 08, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2023

Item 1. Reports to Stockholders.

(a)

Annual Report

November 30, 2023

BTD Capital Fund

Ticker: DIP

BTD Capital Fund

BTD Capital Fund

Letter to Shareholders

(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in BTD Capital Fund (“DIP” or the “Fund”). The following information pertains to the fiscal period of December 12, 2022 (inception date) through November 30, 2023 (the “current fiscal period”).

The Fund is an actively managed exchange-traded fund (“ETF”) and seeks to achieve its investment objective by investing primarily in individual U.S. equity securities (generally consisting of common stocks) and real estate investment trusts (“REITs”) included in the S&P 500® that have been identified by Kaiju ETF Advisors (“Kaiju” or the “Sub-Adviser”) as oversold in the market. The Sub-Adviser utilizes a proprietary Artificial Intelligence algorithm (the “Kaiju Algorithm”) to (i) select “oversold” securities for the Fund, (ii) identify market conditions that inform the Sub-Adviser’s buying and selling of securities, and (iii) employ risk management techniques to protect against major market corrections.

The Fund had positive performance during the current fiscal period. The market price for DIP increased 0.19%, and the Net Asset Value (“NAV”) increased 0.24%, while the S&P 500® Index, a broad market index, gained 16.34% over the same period.

DIP has had a strong first year, meeting its goal of demonstrating that an AI-curated and directed trading system could perform well in difficult conditions. This is not to say that there were no challenges. Performance inverted between early March and late May, causing DIP to underperform its benchmark, the S&P 500®, by 13.58% between inception and May 31. The U.S. regional banking crisis influenced this reversal in DIP’s performance versus its benchmark, and the performance continued to trail the benchmark through most of the second calendar quarter until June, when DIP experienced strong performance, returning 8.9% for the month as compared to its benchmark which returned 6.61%. During the third calendar quarter, Kaiju’s machine learning capabilities demonstrated its value, returning -1.87% as compared to the S&P 500® which returned -3.27%. DIP finished its first fiscal period up slightly at 0.24%. While the S&P 500® returned 16.34% for the same period, December 12, 2022 through November 30, 2023. We believe the S&P 500®’s outperformance was substantially driven by the performance of a cohort of securities with significant weight in the index. When the performance of DIP is compared to the performance of the S&P 500® after extracting the performance of the eight securities with the largest weighting in the index as of November 30, 2023, DIP performed extremely well relative to the remaining

BTD Capital Fund

Letter to Shareholders

(Unaudited) (Continued)

securities in the index. For DIP to have outperformed the totality of the S&P 500®, it would have had to have held those specific securities for a majority of the year, but DIP was not designed to identify and select overweight momentum. Rather DIP looks to capitalize on short term profits on stocks it believes are “in a dip”, and the overweight components which largely drove the S&P 500®’s performance rarely met DIP’s criteria for inclusion into the portfolio.

For the current fiscal period, the best performing constituents of the Fund were: Bio Rad Labs, Inc., Revvity, Inc. and Lucid Group, Inc.

For the current fiscal period, the worst performing constituents of the Fund were: Target Corporation, Paycom Software, Inc., and Starbucks Corporation.

The Fund began trading on December 12, 2022 and has 140,000 outstanding shares as of November 30, 2023.

We appreciate your investment in DIP.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC

Must be preceded or accompanied by a prospectus.

Investing involves risk, including loss of principal. The Fund is subject to numerous risks including but not limited to: Equity Risk, Large Cap Risk, Management Risk, and Trading Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Fund’s principal investment strategies are dependent on the Sub-Adviser’s understanding of artificial intelligence. The Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such a model. Specifically, the Fund relies on the Kaiju Algorithm to implement its principal investment strategies. To the extent the model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. A “value” style of investing could produce poor performance results relative to other funds, even in a rising market, if the methodology used by the Fund to determine a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. In addition, “value stocks” can continue to be undervalued by the market for long periods of time. The Fund is expected to actively and frequently trade securities or other instruments in its portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns. Please refer to the prospectus for additional risks of investing in the Fund.

BTD Capital Fund

Letter to Shareholders

(Unaudited) (Continued)

Standard & Poor’s 500 (S&P 500® Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments.

BTD Capital Fund is distributed by Quasar Distributors, LLC.

BTD Capital Fund

Performance Summary

(Unaudited)

Growth of $10,000

Cumulative Returns November 30, 2023	Since Inception (12/12/2022)
BTD Capital Fund — NAV	0.24%
BTD Capital Fund — Market	0.19%
S&P 500® Index	16.34%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 12, 2022 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be based solely on returns. For the most recent month-end performance please visit the Fund’s website at www.dipetf.com. The gross expense ratio as of the prospectus dated 12/9/22 was 1.29%.

BTD Capital Fund

Portfolio Allocation

As of November 30, 2023 (Unaudited)

Sector	Percentage of Net Assets
Health Care	24.7%
Industrials	17.0
Consumer Discretionary	15.5
Financials	15.2
Consumer Staples	9.3
Utilities	9.3
Technology	8.8
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
100.0%

BTD Capital Fund

Schedule of Investments

November 30, 2023

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Consumer Discretionary— 15.5%
1,705	CarMax, Inc. (a)	$109,018
646	Hilton Worldwide Holdings, Inc.	108,218
2,374	Las Vegas Sands Corporation	109,489
539	Lowe’s Companies, Inc.	107,169
2,732	MGM Resorts International	107,750
		541,644
	Consumer Staples — 9.3%
183	Costco Wholesale Corporation	108,471
580	Hershey Company	108,994
3,549	Hormel Foods Corporation	108,564
		326,029
	Financials — 15.2%
628	Arthur J Gallagher & Company	156,372
1,477	Brown & Brown, Inc.	110,391
1,072	Cincinnati Financial Corporation	110,191
787	Marsh & McLennan Companies, Inc.	156,943
		533,897
	Health Care — 24.7%
408	Cigna Group	107,255
1,609	CVS Health Corporation	109,332
232	Elevance Health, Inc.	111,242
264	Eli Lilly & Company	156,035
224	Humana, Inc.	108,609
2,965	Incyte Corporation (a)	161,117
202	UnitedHealth Group, Inc.	111,700
		865,290
	Industrials — 17.0%
1,029	Allegion plc	109,167
482	Cummins, Inc.	108,045
1,807	Fastenal Company	108,366
1,440	Textron, Inc.	110,390
201	W.W. Grainger, Inc.	158,024
		593,992

The accompanying notes are an integral part of these financial statements.

BTD Capital Fund

Schedule of Investments
November 30, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Technology — 8.8%
528	ANSYS, Inc. (a)	$154,895
165	Broadcom, Inc.	152,745
		307,640
	Utilities — 9.3%
897	Constellation Energy Corporation	108,572
2,817	Exelon Corporation	108,483
6,310	PG&E Corporation (a)	108,343
		325,398
	TOTAL COMMON STOCKS (Cost $3,462,165)	3,493,890

	SHORT-TERM INVESTMENTS — 0.1%
4,048	First American Government Obligations Fund - Class X, 5.29% (b)	4,048
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,048)	4,048
	TOTAL INVESTMENTS (Cost $3,466,213) — 99.9%	3,497,938
	Other Assets in Excess of Liabilities — 0.1%	1,846
	NET ASSETS — 100.0%	$3,499,784

Percentages are stated as a percent of net assets.
Narrow industries are utilized for compliance purposes, whereas broad sectors are used for reporting.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of November 30, 2023.

The accompanying notes are an integral part of these financial statements.

BTD Capital Fund

Statement of Assets and Liabilities

November 30, 2023

ASSETS
Investments in securities, at value (Cost $3,466,213)	$3,497,938
Receivable for securities sold	2,528,026
Dividends and interest receivable	4,815
Total assets	6,030,779

LIABILITIES
Payable for securities purchased	2,527,529
Management fees payable	3,466
Total liabilities	2,530,995

NET ASSETS	$3,499,784

Net Assets Consist of:
Paid-in capital	$3,442,494
Total distributable earnings (accumulated deficit)	57,290
Net assets	$3,499,784

Net Asset Value:
Net assets	$3,499,784
Shares outstanding ^	140,000
Net asset value, offering and redemption price per share	$25.00

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

BTD Capital Fund

Statement of Operations

For the Period Ended November 30, 2023(1)

INCOME
Dividends	$28,804
Interest	226
Total investment income	29,030

EXPENSES
Management fees	19,626
Total expenses	19,626

Net investment income (loss)	9,404

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	8,368
In-kind redemptions	22,705
Change in unrealized appreciation (depreciation) on:
Investments	31,725
Net realized and unrealized gain (loss) on investments	62,798
Net increase (decrease) in net assets resulting from operations	$72,202

(1)	The Fund commenced operations on December 12, 2022. The information presented is from December 12, 2022 to November 30, 2023.

The accompanying notes are an integral part of these financial statements.

BTD Capital Fund

Statement of Changes in Net Assets

Period Ended November 30, 2023(1)
OPERATIONS
Net investment income (loss)	$9,404
Net realized gain (loss) on investments	31,073
Change in unrealized appreciation (depreciation) on investments	31,725
Net increase (decrease) in net assets resulting from operations	72,202

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(9,357)
Total distributions to shareholders	(9,357)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,686,766
Payments for shares redeemed	(2,249,827)
Net increase (decrease) in net assets derived from capital share transactions (a)	3,436,939
Net increase (decrease) in net assets	$3,499,784

NET ASSETS
Beginning of period	$—
End of period	$3,499,784

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	230,000
Shares redeemed	(90,000)
Net increase (decrease)	140,000

(1)	The Fund commenced operations on December 12, 2022. The information presented is from December 12, 2022 to November 30, 2023.

The accompanying notes are an integral part of these financial statements.

BTD Capital Fund

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended November 30, 2023(1)
Net asset value, beginning of period	$25.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.14
Net realized and unrealized gain (loss) on investments (6)	(0.09)
Total from investment operations	0.05

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.11)
Total distributions to shareholders	(0.11)

Net asset value, end of period	$25.00

Total return	0.24	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$3,500

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	1.25	%(5)
Net investment income (loss) to average net assets	0.60	%(5)
Portfolio turnover rate (3)	5,450	%(4)

(1)	Commencement of operations on December 12, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)	Excludes the impact of in-kind transactions.
(4)	Not annualized.
(5)	Annualized
(6)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

BTD Capital Fund

Notes to Financial Statements
November 30, 2023

NOTE 1 – ORGANIZATION

BTD Capital Fund (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on December 12, 2022.

The end of the reporting period for the Fund is November 30, 2023, and the period covered by these Notes to Financial Statements is the period from December 12, 2022 through November 30, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

BTD Capital Fund

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

BTD Capital Fund

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,493,890	$—	$—	$3,493,890
Short-Term Investments	4,048	—	—	4,048
Total Investments in Securities	$3,497,938	$—	$—	$3,497,938

^	See Schedule of Investments for breakout of investments by sector.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend

BTD Capital Fund

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Continued)

income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid monthly by the Fund. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these

BTD Capital Fund

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Continued)

arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal period ended November 30, 2023, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(5,555)	$5,555

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective December 1, 2023, the Fund’s management fee was reduced to 0.75%. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Kaiju ETF Advisors (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser is responsible for paying the Sub-Adviser.

BTD Capital Fund

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $90,869,064 and $90,600,723, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $5,393,418 and $2,230,336, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of November 30, 2023 were as follows:

Tax cost of investments	$3,467,187
Gross tax unrealized appreciation	$35,956
Gross tax unrealized depreciation	(5,205)
Net tax unrealized appreciation (depreciation)	30,751
Undistributed ordinary income	27,332
Undistributed long-term capital gains	332
Other accumulated gain (loss)	(1,125)
Distributable earnings (accumulated deficit)	$57,290

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

BTD Capital Fund

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Continued)

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended November 30, 2023, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

As of November 30, 2023, the Fund had no short-term or long-term capital loss carryforwards.

The tax character of distributions paid by the Fund during the period ended November 30, 2023 was $9,357 of ordinary income.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange (“NYSE”). Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed

BTD Capital Fund

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Continued)

in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Fund’s principal investment strategies are dependent on the Sub-Adviser’s understanding of artificial intelligence. As a result, the Fund’s performance will be dependent on the Sub-Adviser’s skill in understanding and utilizing the Kaiju’s Algorithm to implement the Fund’s principal investment strategy. In addition, the Sub-Adviser has not previously managed a registered investment company, which may increase the risk of investing in the Fund.

“Buy the Dip” Risk. A “value” style of investing could produce poor performance results relative to other funds, even in a rising market, if the methodology used by the Fund to determine a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Portfolio Turnover Risk. The Fund is expected to actively and frequently trade securities or other instruments in its portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

BTD Capital Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of BTD Capital Fund and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BTD Capital Fund (the “Fund”), a series of ETF Series Solutions, as of November 30, 2023, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from December 12, 2022 (commencement of operations) to November 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, and the results of its operations, the changes in net assets, and the financial highlights for the period from December 12, 2022 (commencement of operations) to November 30, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023, by

BTD Capital Fund

Report of Independent Registered Public Accounting Firm

(Continued)

correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor for one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
January 26, 2024

BTD Capital Fund

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	60	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee and Nominating and Governance Committee Chairman	Indefinite term; Trustee since 2012; Committee Chairman since 2023	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	60	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	60	Independent Trustee, PPM Funds (2 portfolios) (since 2018).

BTD Capital Fund

Trustees and Officers

(Unaudited) (Continued)

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Managing Director, Investment Manager Solutions, Sound Capital Solutions LLC (since 2023); Senior Vice President, U.S. Bancorp Fund Services, LLC (2013–2023); Managing Director of Index Services, Zacks Investment Management (2011–2013).	60	None

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)

Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Deputy Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2021-2022); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).

Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015).
Joshua J. Hinderliter Born: 1983	Secretary and Vice President	Indefinite term; since 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016–2022).

BTD Capital Fund

Trustees and Officers

(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust (Continued)
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Officer, U.S. Bancorp Fund Services, LLC (2014-2017, 2018-2022).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.dipetf.com.

BTD Capital Fund

Expense Example
For the Six-Months Ended November 30, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

BTD Capital Fund

Expense Example

For the Period Ended November 30, 2023 (Continued)

	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,089.30	$6.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33

(1)

The dollar amount shown as expenses paid during the period is equal to the annualized six-month net expense ratio, 1.25%, multiplied by the average account value during the period, multiplied by 183/365 to reflect the one-half year period.

BTD Capital Fund

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

BTD Capital Fund

Federal Tax Information

(Unaudited)

For the fiscal period ended November 30, 2023, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 11.05%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal period ended November 30, 2023 was 10.03%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.dipetf.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.dipetf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.dipetf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.dipetf.com.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 401
Oklahoma City, Oklahoma 73120

Sub-Adviser
Kaiju ETF Advisors
157 Broad Street, Suite 320
Red Bank, New Jersey 07701

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

BTD Capital Fund
Symbol – DIP
CUSIP – 26922B634

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years, if applicable. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, if applicable. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 11/30/2023
(a) Audit Fees	$ 14,500
(b) Audit-Related Fees	$ 0
(c) Tax Fees	$ 3,500
(d) All Other Fees	$ 0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 11/30/2023
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f)	N/A.

(g)	The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years, if applicable.

Non-Audit Related Fees	FYE 11/30/2023
Registrant	N/A
Registrant’s Investment Adviser	N/A

(h)	The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)	The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j)	The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	02/06/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	02/06/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	02/06/2024

* Print the name and title of each signing officer under his or her signature.